    Supplement dated January 13, 2010, to the Wells Fargo Advantage Funds(R)
      prospectuses below, dated on or after February 1, 2009, as previously supplemented, as the case may be.

                     WELLS FARGO ADVANTAGE ALLOCATION FUNDS
                     --------------------------------------

                           Aggressive Allocation Fund
                              Asset Allocation Fund

                   WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                   ------------------------------------------

                               Equity Income Fund
                               Growth Equity Fund
                           Large Cap Appreciation Fund
                            Large Company Growth Fund

                       WELLS FARGO ADVANTAGE INCOME FUNDS
                       ----------------------------------

                              Diversified Bond Fund
                               Stable Income Fund
                              Strategic Income Fund

                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                 -----------------------------------------------

                          Emerging Markets Equity Fund
                             International Core Fund
                            International Equity Fund

                   WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                   -------------------------------------------

                             Large Company Core Fund
                                 U.S. Value Fund

                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
                    ----------------------------------------

                           Overland Express Sweep Fund

               WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
               ---------------------------------------------------

                            Mid Cap Disciplined Fund
                           Small Cap Disciplined Fund

                      WELLS FARGO ADVANTAGE SPECIALTY FUNDS
                      -------------------------------------
                       Specialized Financial Services Fund

I. REORGANIZATIONS AND MEETING OF SHAREHOLDERS

     The Wells Fargo Funds Trust Board of Trustees (the "Board") has unanimously approved the reorganizations of the specified funds ("Target Funds") listed in the table below into certain existing Wells Fargo Advantage Funds ("Acquiring Funds") also listed in the table. The reorganizations were proposed by Wells Fargo Funds Management, LLC, investment adviser to the Wells Fargo Advantage Funds.

                                                                          PORTFOLIO MANAGEMENT TEAM OF
           TARGET FUND                       ACQUIRING FUND                      ACQUIRING FUND
---------------------------------  ---------------------------------  ------------------------------------
Wells Fargo Advantage Equity       Wells Fargo Advantage Disciplined  Bill Zieff, Wells Capital Management
Income Fund                        Value Fund*

Wells Fargo Advantage U.S.         Wells Fargo Advantage Disciplined  Bill Zieff, Wells Capital Management
Value Fund                         Value Fund*

Wells Fargo Advantage              Wells Fargo Advantage Emerging     Jerry Zhang, Wells Capital Management
Emerging Markets Equity Fund       Markets Equity Fund*

Wells Fargo Advantage Large        Wells Fargo Advantage Large Cap    Jeff Moser, Golden Capital Management
Company Core Fund                  Core Fund*

Wells Fargo Advantage Large        Wells Fargo Advantage Premier      Aziz Hamzaogullari, Wells Capital
Company Growth Fund                Large Company Growth Fund*         Management

Wells Fargo Advantage Specialized  Wells Fargo Advantage Classic      Walter McCormick, Gary Mishuris, Wells
Financial Services Fund            Value Fund*                        Capital Management

Wells Fargo Advantage Aggressive   Wells Fargo Advantage Growth       Multiple Sub-advisers
Allocation Fund                    Balanced Fund

Wells Fargo Advantage Diversified  Wells Fargo Advantage Total        Troy Ludgood, Thomas O'Connor, Wells
Bond Fund                          Return Bond Fund                   Capital Management

Wells Fargo Advantage Growth       Wells Fargo Advantage Diversified  Multiple Sub-advisers
Equity Fund                        Equity Fund

Wells Fargo Advantage Large Cap    Wells Fargo Advantage Capital      Tom Pence, Michael Harris, Wells
Appreciation Fund                  Growth Fund                        Capital Management

Wells Fargo Advantage Stable       Wells Fargo Advantage Ultra        Jay Mueller, D. James Newton II,
Income Fund                        Short-Term Income Fund             Tom Price, Wells Capital Management

Wells Fargo Advantage Strategic    Wells Fargo Advantage High Income  Tom Price, Kevin Maas, Michael
Income Fund                        Fund                               Schueller, Wells Capital Management

* This Fund will be newly created in order to receive the assets of the Target Fund upon completion of the reorganization.

     Each reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Target Funds at special meetings of the shareholders expected to be held in June, 2010. In each reorganization, if various conditions to the closing of the reorganization are satisfied, the Acquiring Fund will receive all of the assets and assume all of the liabilities of the Target Fund, and Target Fund shareholders will receive shares of the Acquiring Fund in exchange for their shares of the Target Fund. Each reorganization is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the reorganization for U.S. federal income tax purposes. Additionally, fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganizations.

     Each reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in July, 2010. Prior to each reorganization, Wells Fargo Fund shareholders (with the exception of the Specialized Financial Services Fund) may continue to purchase, redeem and exchange their shares subject to the limitations described in the fund prospectuses. Effective January 29, 2010, the Specialized Financial

Services Fund will be closed to new investors, although existing shareholders may continue to add to their investment in the Fund.

     No shareholder action is necessary at this time. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Target Fund in a Prospectus/Proxy Statement that is expected to be mailed to shareholders in April. The Prospectus/Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the reorganization will be considered.

II. REORGANIZATION NOT REQUIRING SHAREHOLDER APPROVAL

     The Board unanimously approved the reorganization shown in the table below. Shareholder approval of this reorganization is not required under applicable SEC rules and will not be sought.

                                                                          PORTFOLIO MANAGEMENT TEAM OF
           TARGET FUND                       ACQUIRING FUND                      SURVIVING FUND
---------------------------------  ---------------------------------  ------------------------------------
Wells Fargo Advantage Overland     Wells Fargo Advantage Money        David Sylvester, Wells Capital
Express Sweep Fund                 Market Fund                        Management

     In its approval of this reorganization, the Board considered many factors, including that the Target Fund and its corresponding Acquiring Fund have the same investment adviser and sub-adviser, substantially the same investment objectives and strategies and the same or similar net operating expenses. The Board also considered that shareholders would not bear any expenses associated with, or recognize gain or loss for federal income tax purposes as a result of this Reorganization.

     This reorganization will be effected through a transaction structure substantially identical to the transaction structure of the reorganizations described under "Reorganizations and Meeting of Shareholders."

III. FUND NAME CHANGES

     The Board also unanimously approved Fund name changes for certain existing Wells Fargo Advantage Funds, as shown in the table below. Shareholder approval is not required for these changes.

           FUNDS                    FUND NAME CHANGE
--------------------------   ------------------------------
  Asset Allocation Fund        Index Asset Allocation Fund
 International Core Fund*       International Equity Fund
International Equity Fund    Diversified International Fund
Small Cap Disciplined Fund   Intrinsic Small Cap Value Fund
Mid Cap Disciplined Fund*      Special Mid Cap Value Fund

* At the time of the name change, it is expected that the Fund will make certain changes to its principal investments.

IV. CHANGE IN SUB-ADVISER AND OTHER INVESTMENT-RELATED CHANGES FOR SMALL CAP DISCIPLINED FUND

     The Board unanimously approved the replacement of the Fund's current sub-adviser with Metropolitan West Capital Management, LLC ("MWCM"), a registered investment adviser. The proposed sub-advisory arrangement with MWCM is subject to approval by shareholders of the Fund. In order to seek the requisite shareholder approval, the Board has called a special meeting of shareholders of the Fund, at which time the shareholders will be asked to consider and vote on a proposal to approve an investment sub-advisory agreement with the new sub-adviser. This proposed new sub-advisory arrangement with MWCM, if approved by shareholders, is expected to occur by the end of the second quarter of 2010. Proxy materials will describe, among other things, the proposed agreement, the new sub-adviser and the investment-related changes referenced below, and are expected to be mailed to record date shareholders sometime in April, 2010. The proxy materials will also confirm the date, time and location of the special shareholder meeting.

     The Board also approved changes to the principal investment strategy and name of the Fund. In this regard, the Fund's proposed revised principal investment strategy and name are intended to more accurately reflect the small cap value style and process proposed to be followed by the new sub-adviser. These changes would take effect only in conjunction with the establishment of MWCM as the Fund's new sub-adviser, which, as noted above, is subject to shareholder approval.

     The foregoing is not a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-222-8222 or visit www.wellsfargo.com/advantagefunds. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission's website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

                                                                   LCR010-P101SP

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

AGGRESSIVE ALLOCATION FUND

CLASS/Ticker: ADMINISTRATOR CLASS Ticker: NWBEX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Aggressive Allocation Fund seeks total return, consisting primarily of capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid directly from
  your investments)
  Maximum sales charge (load) imposed on          None
  purchases (AS A PERCENTAGE
   OF THE OFFERING PRICE)
  Maximum deferred sales charge (load) (AS A      None
  PERCENTAGE OF THE OFFERING
   PRICE)

                   ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
  Management Fees                                 0.25%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses                                  0.46%
  Acquired Fund Fees and Expenses                 0.51%
  (Underlying Master Portfolios)
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.22%
  Fee Waivers                                     0.22%
  TOTAL ANNUAL FUND OPERATING EXPENSES AFTER      1.00%
  FEE WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.
EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year         $  102
   3 Years        $  365
   5 Years        $  649
  10 Years        $1,458

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. Note that the Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 80% of the Fund's total assets in equity securities and 20% of the Fund's total assets in fixed income securities. Such a neutral target allocation, in which a significantly higher percentage of the of the Fund's total assets are in equity securities (versus a much lower percentage of the Fund's total assets in fixed income securities) is consistent with the strategy of the Fund to seek potentially greater returns in most investment environments, although the Fund may experience potentially higher volatility in its returns when compared to another fund with lower allocations to equities. Consequently, we believe that the Fund may take a more "aggressive" approach in its target allocation in its balance between equity and fixed income investments than a hypothetical contrasting less "aggressive" fund more heavily weighted toward fixed income securities.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
The fixed income portion of the Fund employs a variety of investment styles. The blending of multiple investment styles is intended to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated to the underlying Managed Fixed Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio.
The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities. It may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration is between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
EMERGING MARKETS RISK. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
MORTGAGE- AND ASSET-BACKED SECURITIES RISK. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates.
MULTI-STYLE MANAGEMENT RISK. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style. REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
U.S. GOVERNMENT OBLIGATIONS RISK. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                      CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                     ADMINISTRATOR CLASS (Incepted on December 2, 1997)
2000          2001        2002        2003       2004          2005        2006       2007        2008       2009
5.07%        -5.84%      -19.44%     27.05%      9.21%         5.27%      14.02%      6.46%      -39.60%    31.44%

             BEST AND WORST QUARTER
  Best Quarter:       Q2    2009       17.45%
  Worst Quarter:      Q4    2008      -23.60%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                                        1 YEAR           5 YEARS          10 YEARS
 ADMINISTRATOR CLASS (Incepted on December             31.44%            0.29%            1.16%
  2, 1997)
  Returns Before Taxes
 ADMINISTRATOR CLASS (Incepted on December             30.39%           -0.97%            0.19%
  2, 1997)
  Returns After Taxes on Distributions
 ADMINISTRATOR CLASS (Incepted on December             20.43%           -0.18%            0.58%
  2, 1997)
  Returns After Taxes on Distributions and
Sale of Fund Shares
 S&P 500 INDEX                                         26.46%            0.42%           -0.95%
  (reflects no deduction for expenses or
  taxes)
 BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX             5.93%            4.97%            6.33%
  (reflects no deduction for expenses or
  taxes)
 AGGRESSIVE ALLOCATION COMPOSITE INDEX                 23.99%            2.13%            1.56%
  (reflects no deduction for expenses or
  taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
FUND MANAGEMENT

INVESTMENT ADVISER    PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Wells Fargo Funds     THOMAS C. BIWER, CFA, Portfolio Manager/2005
 Management, LLC      CHRISTIAN L. CHAN, CFA, Portfolio Manager/2005
                      ANDREW OWEN, CFA, Portfolio Manager/2005

SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Wells Capital    DOUG BEATH, Portfolio Manager/2006
 Management      PETROS BOCRAY, CFA, Portfolio Manager/2009
 Incorporated    JEFFREY P. MELLAS, CAIA, Portfolio Manager/2003

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES
Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

INSTITUTIONS PURCHASING                                                       TO PLACE ORDERS OR REDEEM
FUND SHARES                     INSTITUTIONS SELLING FUND SHARES              SHARES
------------------------------- --------------------------------------------- ---------------------------------
OPENING AN ACCOUNT              REDEMPTION INFORMATION                        MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which currently   Administrator Class shares must be redeemed   P.O. Box 8266
 have another account with      according to the terms of your customer       Boston, MA 02266-8266
 WELLS FARGO ADVANTAGE FUNDS    account with your financial intermediary.     INTERNET:www.wellsfargo.com/
 may open an account by         See HOW TO SELL SHARES beginning on page 48   advantagefunds
 phone or internet. If the      of the Prospectus                             PHONE OR WIRE: 1-800-222-8222 or
 institution does not have an                                                 1-800-368-7550
 account, contact your                                                        IN PERSON: Investor Center
 investment representative.                                                   100 Heritage Reserve
 FOR MORE INFORMATION                                                         Menomonee Falls,Wisconsin 53051.
 See HOW TO BUY SHARES
 beginning on page 46 of the                                                  CONTACT YOUR INVESTMENT
 Prospectus                                                                   REPRESENTATIVE.


TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0200095/P0095
 4